RELATED PARTIES BALANCES AND TRANSCATIONS	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS	RELATED PARTIES BALANCES AND TRANSACTIONS
24.1 – Related parties

The Company provides software and consultancy services to certain related parties. Outstanding receivable balances as of December 31, 2024 and 2023 are as follows:

	As of December 31,
Trade receivables	2024	2023
Enigma.art LLC	—	266
TOTAL	—	266

	As of December 31,
Trade payables	2024	2023
Falcon Uru LLC	(169)	(177)
TOTAL	(169)	(177)

During the year ended December 31, 2024, 2023 and 2022, the Company recognized the following transactions:

	For the year ended December 31,
	2024	2023	2022
Revenue
Enigma.art LLC	16	429	915
Studio Eter LLC	—	—	190
TOTAL	16	429	1,105

	For the year ended December 31,
	2024	2023		2022
Costs of revenues and Selling, general and administrative expenses
Falcon Uru LLC	(783)	(994)		(780)
Enigma.art LLC	—	—		(75)
TOTAL	(783)	(994)	—	(855)

24.2 – Compensation of key management personnel

The remuneration of members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2024	2023	2022
Salaries and bonuses	7,801	6,972	6,768
TOTAL	7,801	6,972	6,768

The remuneration of directors and key executives is determined by the Board of Directors based on the performance of individuals and market trends.

During 2022, the Company granted 405,509 restricted stock units at a grant price range from $138 to $226.

During 2023, the Company granted 114,114 restricted stock units at a grant price range from $148.96 to $194.54.

During 2024, the Company granted 96,447 restricted stock units at a grant price range from $170.60 to $199.01.